Income and Expenses - Summary of Interest Income (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest income arising from revenue contracts with customers	₱ 480	₱ 574	₱ 467
Interest income on cash and cash equivalents (Note 15)	176	267	469
Interest income on financial instruments at amortized cost	46	47	54
Interest income on financial instruments at FVPL		8	12
Interest income – others	17	20	14
Total interest income	₱ 719	₱ 916	₱ 1,016